SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  JUNE 1998

THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			       Approx Asset
Date	           Number    Price    Value or Approx    Seller
Each    Ident   Shares     Per       Asset Cov/ Shr     or Seller's
Trans   Sec    Purch       Share   at Time of Purch    Broker

6-1      GER    40000     19.007        20.76          Weeden & Co
6-2        " "      25000     19.00          20.82                 " "
6-29      " "      45000     19.958        21.58                 " "

The Germany Fund, Inc.
   ( Name of Registrant)

By Joseph Cheung - Treasurer
Date of Statement         7/10/98